Label	Element	Value
SoFi Social 50 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SoFi Social 50 ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SoFi 50 ETF
(SFYF)
listed on NYSE Arca, Inc

March 30, 2021
Supplement to the
Prospectus and Statement of Additional Information (“SAI”),
each dated June 30, 2020 as previously supplemented

At the request of the investment adviser to the SoFi 50 ETF (the “Fund”), the Board of Trustees of Tidal ETF Trust approved a change in the Fund’s name to the “SoFi Social 50 ETF.” The name change will be effective April 5, 2021. Accordingly, all references to the Fund’s current name in the Prospectus and SAI are hereby replaced with the new name.
There will be no changes to the Fund’s investment objective, principal investment strategy or portfolio management as a result of the name change.

Supplement Closing	ck0001742912_SupplementClosing	Please retain this Supplement with your Prospectus and SAI for future reference.